Fee and commission expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission expenses
Credit and debit cards	$ 3,680	$ 3,250	$ 2,894
Checks and others	26	25	26
Collections and transactional services	287	226	158
Fund management	1	2	4
Capital markets and securities activities	189	199	135
Financial advisory services	13	6	16
Correspondent services	614	465	327
Other fees and commissions	1,764	1,330	1,270
Total fee and commission expenses	$ 6,574	$ 5,503	$ 4,830